NOTES PAYABLE TO AND ADVANCES FROM SHAREHOLDERS	9 Months Ended
Sep. 30, 2011
NOTES PAYABLE TO AND ADVANCES FROM SHAREHOLDERS [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTES PAYABLE TO AND ADVANCES TO/ FROM SHAREHOLDERS

2010 VOMF Bridge Loans

During 2010, MedPro borrowed a total of $2,800,000 in short-term bridge loans from Vision Opportunity Master Fund, the principal holder of our convertible preferred stock ("VOMF").  MedPro issued warrants to purchase common stock as consideration for the bridge loans. The following table provides certain information about each bridge loan.

	Principal	Interest	Shares Subject to	Exercise Price
Date	Amount	Rate	Warrants	Per Share
February 8, 2010	500,000	6%	—	$—
February 26, 2010	350,000	6%	212,500	4.00
March 31, 2010	450,000	6%	112,500	4.00
May 4, 2010	250,000	7%	208,334	3.00
May 28, 2010	300,000	7%	50,001	3.00
June 30, 2010	450,000	7%	75,002	3.00
August 5, 2010	500,000	7%	83,335	3.00
	$2,800,000		741,672

The $2,800,000 outstanding principal balance of the VOMF bridge loans plus accrued interest of $57,214 was paid in full on September 1, 2010. Previously recorded loan discount, totaling $685,000, was expensed as interest when the loans were paid.